OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Other Non-current Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]	Other assets consisted of the following at February 28, 2022 and May 31, 2021:
	February 28,	May 31,
	2022	2021
Security deposits	$167,455	$167,455
Construction deposit	82,500	-
	$249,955	$167,455
Other assets included the following as of May 31, 2021 and May 31, 2020:
	May 31,	May 31,
	2021	2020
Security deposits	167,455	167,455
	$167,455	$167,455